Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 335,273	$ 1,123,956	$ 3,878,677	$ 11,608,855
Restricted Cash	266,944	5,166	8,251	10,905
Short-term investments	9,613,328	9,894,575	6,653,668	1,806,449
Accounts receivable due	306,567	424,945	486,594	942,735
Inventories	96,920	135,609	175,287	391,072
Prepaid expenses and other current assets	10,041	13,048	18,370	150,227
Income tax receivable	4,011	0	83,838	27,512
Amounts due from related parties	11,431	0	0	0
Total current assets	10,644,515	11,597,299	11,304,685	14,937,755
Property, plant and equipment	880,968	951,978	989,729	855,035
Prepaid land lease payments	61,525	65,540	69,815	39,730
Intangible assets - net	122,579	8,520	9,699	1,480
Long-term investments	491,349	879,842	1,426,079	655,835
Prepayments for acquisition of equipment	1,340	4,173	122,609	124,313
Deferred tax assets	37,373	38,232	30,134	27,559
Right-of-use assets	16,024	45,525	58,586	115,376
Other non-current assets	20,488	20,911	19,206	1,611
Goodwill	27,508	0	0	0
Amounts due from related parties	33,612	0	0	0
Total non-current assets	1,692,766	2,014,721	2,725,857	1,820,939
Total assets	12,337,281	13,612,020	14,030,542	16,758,694
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 13)	211,919	76,089	293	3,099
Loan from a non-controlling shareholder (note 11 (a))	0	0	4,358	1,582
Accounts payable and accrued liabilities	802,996	989,245	924,654	1,029,694
Income tax payable	207,718	192,658	161,551	1,392,501
Deferred revenue	12,211	27,049	25,543	79,718
Deferred government grants	1,728	1,586	15,120	1,590
Dividend payable	212,960	0	118,889	0
Lease liability	2,366	6,085	5,993	10,385
Total current liabilities	1,451,898	1,292,712	1,256,401	2,518,569
Deferred government grants	4,843	5,865	4,477	15,839
Long-term bank loans	163,840	177,817	11,513	12,668
Deferred tax liability	410,049	453,919	462,099	540,733
Loan from a non-controlling shareholder	0	0	0	4,708
Lease liability	13,198	38,992	52,516	112,465
Other non-current liabilities	23	40	35	319
Deferred revenue	0	200	206	223
Total long-term liabilities	591,953	676,833	530,846	686,955
Total liabilities	2,043,851	1,969,545	1,787,247	3,205,524
Commitments and contingencies (notes 20 and 26)
EQUITY
Preferred stock (note 20) Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813, including 14,630,813 held in trust (2023 - 14,630,813, 14,630,813)		0	0	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 71,860,702 (2023 -71,860,702, 2022 -71,724,902, 2021 -71,724,902)	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable	0	0	0	(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Statutory surplus reserves	1,581,467	1,539,584	1,538,013	1,514,297
Retained earnings	6,838,357	6,789,335	6,804,397	6,813,646
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Non-controlling interests	2,031,172	3,326,734	3,752,587	4,558,162
Total equity	10,293,430	11,642,475	12,243,295	13,553,170
Total liabilities and equity	$ 12,337,281	$ 13,612,020	$ 14,030,542	$ 16,758,694